Supplementary Oil And Gas Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplementary Oil And Gas Information [Abstract]
Net Proved Reserves

	Natural Gas (Bcf)			Oil (MMbbls)			NGLs (MMbbls)
	Canada	United States	Total	Canada	United States	Total	Canada	United States	Total
2012
Beginning of year	6,329	6,511	12,840	5.9	38.2	44.1	89.1	-	89.1
Revisions and improved recovery (3)	(1,497)	(1,701)	(3,198)	3.0	(5.0)	(2.0)	(13.0)	43.9	30.9
Extensions and discoveries	638	338	976	7.4	19.3	26.7	18.5	19.9	38.4
Purchase of reserves in place	38	8	46	-	0.1	0.1	-	-	-
Sale of reserves in place	(461)	(321)	(782)	(0.7)	(2.8)	(3.5)	(1.5)	(1.0)	(2.5)
Production	(497)	(593)	(1,090)	(2.6)	(3.8)	(6.4)	(4.5)	(0.4)	(4.9)
End of year	4,550	4,242	8,792	13.0	46.0	59.0	88.6	62.4	151.0
Developed	2,985	2,628	5,613	9.9	25.0	34.9	37.9	18.1	56.0
Undeveloped	1,565	1,614	3,179	3.1	21.0	24.1	50.7	44.3	95.0
Total	4,550	4,242	8,792	13.0	46.0	59.0	88.6	62.4	151.0

2013
Beginning of year	4,550	4,242	8,792	13.0	46.0	59.0	88.6	62.4	151.0
Revisions and improved recovery (4)	(256)	(362)	(618)	2.6	(1.2)	1.4	(9.6)	(16.1)	(25.7)
Extensions and discoveries	499	482	981	11.5	14.3	25.8	16.7	13.3	30.0
Purchase of reserves in place	-	7	7	-	0.5	0.5	-	0.1	0.1
Sale of reserves in place	(295)	(1)	(296)	-	-	-	(1.5)	(0.1)	(1.6)
Production	(523)	(491)	(1,014)	(4.3)	(5.1)	(9.4)	(6.8)	(3.5)	(10.3)
End of year	3,975	3,877	7,852	22.8	54.5	77.3	87.4	56.1	143.5
Developed	2,744	2,619	5,363	16.5	31.1	47.6	44.6	24.1	68.7
Undeveloped	1,231	1,258	2,489	6.3	23.4	29.7	42.8	32.0	74.8
Total	3,975	3,877	7,852	22.8	54.5	77.3	87.4	56.1	143.5

2014
Beginning of year	3,975	3,877	7,852	22.8	54.5	77.3	87.4	56.1	143.5
Revisions and improved recovery (5)	250	(511)	(261)	(5.0)	(2.7)	(7.7)	10.9	(2.6)	8.3
Extensions and discoveries	385	493	879	4.7	21.4	26.1	22.3	8.8	31.1
Purchase of reserves in place	6	234	240	-	148.2	148.2	0.1	52.9	53.0
Sale of reserves in place	(885)	(1,473)	(2,358)	(6.6)	(14.2)	(20.8)	(45.5)	(20.0)	(65.4)
Production	(503)	(355)	(858)	(5.0)	(13.1)	(18.0)	(8.6)	(5.0)	(13.6)
End of year	3,229	2,265	5,494	10.9	194.1	205.0	66.6	90.2	156.7
Developed	2,282	1,606	3,887	8.2	112.3	120.5	31.6	53.4	85.0
Undeveloped	947	660	1,607	2.8	81.8	84.5	34.9	36.8	71.7
Total	3,229	2,265	5,494	10.9	194.1	205.0	66.6	90.2	156.7

* Numbers may not add due to rounding

Notes:

(1)Definitions:

a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.

b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations.

c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.

d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

(2)Encana does not file any estimates of total net proved natural gas, oil and NGLs reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.

(3)   In 2012, revisions and improved recovery of natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.

(4)   In 2013, revisions and improved recovery of natural gas included a reduction of 2,872 Bcf due to lower proved undeveloped reserves bookings, partially offset by additions of 2,233 Bcf due to significantly higher 12-month average trailing natural gas prices and minor positive revisions.

(5)In 2014, revisions and improved recovery of natural gas included a reduction of 520 Bcf due to changes in the proved undeveloped reserves bookings in the U.S.

12-Month Average Trailing Prices

The following reference prices were utilized in the determination of reserves and future net revenue:

	Natural Gas		Oil & NGLs
	Henry Hub ($/MMBtu)	AECO (C$/MMBtu)	WTI ($/bbl)	Edmonton Light Sweet (C$/bbl)

Reserves Pricing (1)
2012	2.76	2.35	94.71	87.42
2013	3.67	3.14	96.94	93.44
2014	4.34	4.63	94.99	96.40
(1)	All prices were held constant in all future years when estimating net revenues and reserves.

Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

	Canada			United States
	2014	2013	2012	2014	2013	2012

Future cash inflows	19,255	19,039	15,471	26,742	17,217	14,124
Less future:
Production costs	7,456	7,377	6,273	6,673	4,484	4,095
Development costs	3,276	4,515	5,117	4,087	3,982	4,210
Income taxes	1,727	652	-	2,886	1,615	555
Future net cash flows	6,796	6,495	4,081	13,096	7,136	5,264
Less 10% annual discount for estimated timing of cash flows	2,320	1,836	1,079	6,015	2,978	2,249
Discounted future net cash flows	4,476	4,659	3,002	7,081	4,158	3,015

	Total
	2014	2013	2012

Future cash inflows	45,997	36,256	29,595
Less future:
Production costs	14,129	11,861	10,368
Development costs	7,363	8,497	9,327
Income taxes	4,613	2,267	555
Future net cash flows	19,892	13,631	9,345
Less 10% annual discount for estimated timing of cash flows	8,335	4,814	3,328
Discounted future net cash flows	11,557	8,817	6,017

Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

CHANGES IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
	2014	2013	2012	2014	2013	2012

Balance, beginning of year	4,659	3,002	5,285	4,158	3,015	5,463
Changes resulting from:
Sales of oil and gas produced during the period	(2,120)	(1,649)	(1,808)	(1,746)	(1,490)	(2,223)
Discoveries and extensions, net of related costs	827	725	509	1,429	633	319
Purchases of proved reserves in place	9	-	7	3,052	16	8
Sales and transfers of proved reserves in place	(1,320)	(304)	(155)	(1,902)	(2)	(369)
Net change in prices and production costs	1,777	2,703	(1,364)	2,567	1,891	(2,106)
Revisions to quantity estimates	314	(178)	(1,290)	(616)	(324)	(2,858)
Accretion of discount	515	311	571	503	333	693
Previously estimated development costs incurred,
net of change in future development costs	532	417	946	(3)	708	3,021
Other	(36)	14	(7)	24	(68)	(79)
Net change in income taxes	(681)	(382)	308	(385)	(554)	1,146
Balance, end of year	4,476	4,659	3,002	7,081	4,158	3,015

	Total
	2014	2013	2012

Balance, beginning of year	8,817	6,017	10,748
Changes resulting from:
Sales of oil and gas produced during the period	(3,866)	(3,139)	(4,031)
Discoveries and extensions, net of related costs	2,256	1,358	828
Purchases of proved reserves in place	3,061	16	15
Sales and transfers of proved reserves in place	(3,222)	(306)	(524)
Net change in prices and production costs	4,344	4,594	(3,470)
Revisions to quantity estimates	(302)	(502)	(4,148)
Accretion of discount	1,018	644	1,264
Previously estimated development costs incurred,
net of change in future development costs	529	1,125	3,967
Other	(12)	(54)	(86)
Net change in income taxes	(1,066)	(936)	1,454
Balance, end of year	11,557	8,817	6,017

Results Of Operations

RESULTS OF OPERATIONS

	Canada			United States
	2014	2013	2012	2014	2013	2012

Oil and gas revenues, net of royalties, transportation	2,475	2,068	2,205	2,244	2,041	2,713
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	355	419	397	498	551	490
Depreciation, depletion and amortization	625	601	748	992	818	1,102
Impairments	-	-	1,822	-	-	2,842
Operating income (loss)	1,495	1,048	(762)	754	672	(1,721)
Income taxes	376	264	(191)	273	243	(623)
Results of operations	1,119	784	(571)	481	429	(1,098)

	Total
	2014	2013	2012

Oil and gas revenues, net of royalties, transportation	4,719	4,109	4,918
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	853	970	887
Depreciation, depletion and amortization	1,617	1,419	1,850
Impairments	-	-	4,664
Operating income (loss)	2,249	1,720	(2,483)
Income taxes	649	507	(814)
Results of operations	1,600	1,213	(1,669)

Capitalized Costs

	Canada			United States
	2014	2013	2012	2014	2013	2012

Proved oil and gas properties	18,271	25,003	26,024	24,279	26,529	24,825
Unproved oil and gas properties	478	598	716	5,655	470	579
Total capital cost	18,749	25,601	26,740	29,934	26,999	25,404
Accumulated DD&A	16,566	23,012	23,962	16,260	22,074	21,236
Net capitalized costs	2,183	2,589	2,778	13,674	4,925	4,168

	Other			Total
	2014	2013	2012	2014	2013	2012

Proved oil and gas properties	65	71	104	42,615	51,603	50,953
Unproved oil and gas properties	-	-	-	6,133	1,068	1,295
Total capital cost	65	71	104	48,748	52,671	52,248
Accumulated DD&A	65	71	104	32,891	45,157	45,302
Net capitalized costs	-	-	-	15,857	7,514	6,946

Costs Incurred

COSTS INCURRED

	Canada			United States (1,2)
	2014	2013	2012	2014	2013	2012

Acquisitions
Unproved	15	26	121	5,452	111	235
Proved	6	2	18	5,008	45	5
Total acquisitions	21	28	139	10,460	156	240
Exploration costs	10	22	201	38	412	633
Development costs	1,216	1,343	1,366	1,247	871	1,094
Total costs incurred	1,247	1,393	1,706	11,745	1,439	1,967

	Total (1,2)
	2014	2013	2012

Acquisitions
Unproved	5,467	137	356
Proved	5,014	47	23
Total acquisitions	10,481	184	379
Exploration costs	48	434	834
Development costs	2,463	2,214	2,460
Total costs incurred	12,992	2,832	3,673
(1)	2014 Unproved includes $5,338 million from the acquisition of Athlon.
(2)	2014 Proved includes $2,127 million from the acquisition of Athlon.

Cost Not Subject To Depletion Or Amortization

As at December 31	2014	2013

Canada	$478	$598
United States	5,655	470
	$6,133	$1,068

The following is a summary of the costs related to Encana’s unproved properties as at December 31, 2014:

	2014	2013	2012	Prior to 2012	Total

Acquisition Costs	$5,474	$140	$124	$253	$5,991
Exploration Costs	51	41	31	19	142
	$5,525	$181	$155	$272	$6,133